Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 151,985,000	$ 72,950,000	$ 43,470,000	$ 27,666,000
Interest rate risk sensitivity analysis description	As of March 31, 2026 and 2025, the Company had no external borrowings, loans, or interest-bearing financial liabilities. Accordingly, no material interest rate risk exists, and quantitative sensitivity analysis is not required or presented.
Financial assets recognised at fair value		0
Financial liabilities recognised at fair value		0
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Increase decrease Interest rate risk basis point	50.00%
Increase (decrease) in profit	$ 0	$ 0
Saudi Arabia | Customer One
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables	33.00%	11.00%